Property and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment wrote off				$ 265,403
Property and equipment sold				40,673
Gain on sale of property				5,000
Depreciation expenses	$ 3,234	$ 2,917	$ 6,152	$ 5,834